Equity - Additional Information (Detail)															12 Months Ended			42 Months Ended
	Nov. 16, 2017 MXN ($) $ / shares	Nov. 07, 2017 MXN ($) $ / shares	Aug. 15, 2017 MXN ($) $ / shares	Aug. 14, 2017 MXN ($) $ / shares	May 08, 2017 MXN ($)	Apr. 25, 2017 MXN ($) $ / shares	Nov. 18, 2016 MXN ($) $ / shares	Aug. 25, 2016 MXN ($) $ / shares	May 09, 2016 MXN ($)	Apr. 26, 2016 MXN ($) $ / shares	Nov. 04, 2015 MXN ($) $ / shares	Aug. 21, 2015 MXN ($) $ / shares	May 15, 2015 MXN ($)	Apr. 21, 2015 MXN ($) $ / shares	Dec. 31, 2017 MXN ($) Vote Director	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)	Feb. 28, 2014 MXN ($) shares	Apr. 23, 2014 MXN ($)
Disclosure Of Equity [Line Items]
Percentage of acquisition, nominations and compensation corresponding to operating committee members															20.00%
Dividend payment per share | $ / shares	$ 2.86	$ 2.86	$ 2.86	$ 2.86		$ 5.72	$ 1.79	$ 2.28		$ 4.07	$ 1.50	$ 1.82		$ 3.32
Dividend payment	$ 1,503,146,000	$ 1,503,146,000	$ 1,503,146,000	$ 1,503,146,000			$ 940,780,000	$ 1,198,312,000			$ 788,364,000	$ 956,547,000			$ 3,006,292,000
Canceled Reserve for repurchase of shares										$ 950,000,000				$ 850,000,000					$ 400,000,000
Reserve for repurchase of shares															2,728,374,000	$ 2,683,374,000	$ 2,583,374,000
Capital reduction per share | $ / shares						$ 3.33				$ 3.33				$ 2.68
Capital reduction					$ 1,750,167,000	$ 1,750,167,000			$ 1,750,167,000				$ 1,408,542,000		$ 1,750,167,000	1,750,167,000	1,408,542,000
Description of legal reserves															The General Corporate Law requires that at least 5% of the unconsolidated net income of the year, be transferred to the legal reserve until the reserve equals 20% of capital stock at par value (nominal pesos).
Legal reserve															$ 1,119,029,000	$ 960,943,000	$ 840,743,000
Percentage of legal reserve															12.40%	8.90%	6.70%
Maximum amount of repurchase shares															$ 2,728,374,000
Repurchases of shares amount																		$ 1,733,374,000
Remaining Shares on repurchased															$ 995,000,000
Number of shares repurchased | shares																		35,424,453
Additional income tax on dividend															10.00%
Top of Range [Member]
Disclosure Of Equity [Line Items]
Reserve for repurchase of shares										$ 995,000,000				$ 950,000,000					$ 850,000,000
Series BB common stock [Member]
Disclosure Of Equity [Line Items]
Percentage of common stock															15.00%
Number of directors | Director															4
Series B And BB Common Stock [Member]
Disclosure Of Equity [Line Items]
Number of vote per share | Vote															1
Maximum percentage of common stock															10.00%
Percentage of not having voting rights															10.00%
Series B common stock [Member]
Disclosure Of Equity [Line Items]
Percentage of common stock															10.00%
Percentage of voting rights															10.00%